Fees Summary	Sep. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 996,000
Previously Paid Amount	0.00
Total Fee Amount	137.55
Total Offset Amount	0.00
Net Fee	137.55
Narrative - Max Aggregate Offering Price	$ 996,000
Final Prospectus	true